Exploration Expenditures	12 Months Ended
Dec. 31, 2020
Disclosure Of Exploration Expenditures [Abstract]
Exploration Expenditures
12.	EXPLORATION EXPENDITURES

The following table summarizes the Company’s exploration expenditures related to Thacker Pass and other project expenditures:

	December 31, 2020 $	December 31, 2019 $

Engineering	9,605	1,063
Consulting and salaries	4,525	5,574
Permitting and environmental	2,196	227
Field supplies and other	494	757
Depreciation	454	371
Drilling and geological expenses	452	533
Total exploration expenditures	17,726	8,525